Plan Termination	12 Months Ended
Dec. 31, 2025
401(k) Retirement Savings Account Plan
Plan Termination
Plan Termination

8.Plan Termination:

Although it has not expressed any intent to do so, the Company has the right under the Plan to terminate the Plan at any time subject to the provisions of ERISA.  In the event of any total or partial termination or discontinuance, the accounts of all affected participants shall become fully vested and non-forfeitable.